Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expenses
	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Hong Kong Profits Tax	682	775	706
United States corporate tax	136	—	—
Withholding tax on dividend income	993	868	862
Total income tax expenses	1,811	1,643	1,568

Schedule of Income Tax Expense and Profit (Loss) Before Tax at the Statutory Tax Rate

A reconciliation of income tax expense and profit (loss) before tax at the statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Profit (loss) before tax	19,059	46,373	(11,163)
Tax at statutory tax rate of 16.5%	3,145	7,652	(1,842)
Tax effect of different tax rates of subsidiaries operating in other jurisdictions	117	233	(139)
Tax effect of non-taxable income	(4,045)	(14,862)	(34,565)
Tax effect of non-deductible expenses	399	5,450	34,475
Tax effect of tax losses not recognized	772	2,210	2,777
Tax effect of share of (profits) losses of joint ventures	430	92	—
Withholding tax on dividend income	993	868	862
Total income tax expenses	1,811	1,643	1,568